UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21655

A T Funds Investment Trust
(Exact name of registrant as specified in charter)

555 South Flower Street, Suite 3300
Los Angeles, California 90071
(Address of principal executive offices) (Zip code)

Alexander L. Popof, Treasurer
555 South Flower Street, Suite 3300
Los Angeles, California 90071
(Name and address of agent for service)

(213) 233-4545
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2010

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

A T FUND OF FUNDS (In Liquidation)
SCHEDULE OF INVESTMENTS (Liquidation Basis)
AS OF JUNE 30, 2009 (Unaudited)

Shares/ Units	Security Description	Fair Value

Common Stock - 3.3%
Guernsey - 3.3%
87,911	Tetragon Financial Group, Ltd.	$103,735
Total Common Stock (Cost $879,110)		103,735

Portfolio Funds - 63.0%
United States - 63.0%
1,708	Eidesis Structured Credit Fund, LP	1,406
80,871	Marathon Structured Finance Fund, LP	62,363
511,021	Mortgage Opportunity Fund VI, Series A, LP	212,667
490,414	New Ellington Credit Partners, LP	415,450
1,276	Structured Investment Holdings IV	1,276,368
Total Portfolio Funds (Cost $2,354,014)		1,968,254

Short-term Investments - 36.2%
Money Market Funds - 36.2%
1,133,342	Dreyfus Treasury & Agency Cash Management	1,133,342
Total Short-term Investments (Cost $1,133,342)		1,133,342

Total Investments (a) - 102.5% (Cost $4,366,466)		$3,205,331
Other Assets and Liabilities, Net - (2.5%)		(77,987)
Total Net Assets - 100.0%		$3,127,344

(a) Cost for Federal income tax purposes is substantially the same as for financial statement purposes.
Net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$6,368
Gross Unrealized (Depreciation)	(1,167,503)
Net Unrealized (Depreciation)	$(1,161,135)

A T FUND OF FUNDS (In Liquidation)
SCHEDULE OF INVESTMENTS (Liquidation Basis)
AS OF JUNE 30, 2009 (Unaudited) (continued)

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices in thinly traded markets).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$103,735	$-	$103,735
Portfolio Funds	-	-	1,968,254	1,968,254
Total Portfolio Securities	-	103,735	1,968,254	2,071,989
Short-term Investments	1,133,342	-	-	1,133,342
Total Investments in Securities	$1,133,342	$103,735	$1,968,254	$3,205,331

Following is a reconciliation of Level 3 assets.

Balance as of 3/31/09		$976,780
Accrued discounts / premiums		-
Realized gain (loss)		(146,840)
Change in unrealized appreciation (depreciation)		199,982
Net purchases (sales)		938,332
Transfers in and/or out of Level 3		-
Balance as of 6/30/09		$1,968,254

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR UNAUDITED SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  A T Funds Investment Trust

By (Signature and Title)   /s/ Mark G. Torline
                                                                   Mark G. Torline, Chief Executive Officer

Date 8/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark G. Torline
                                                                   Mark G. Torline, Chief Executive Officer

Date 8/24/09

By (Signature and Title)* /s/ Alexander L. Popof
                                                                   Alexander L. Popof, Chief Financial Officer

Date 8/24/09

* Print the name and title of each signing officer under his or her signature.